Balance Sheet Components (Details) - Schedule of prepaid and other current assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid and other current assets [Abstract]
Prepaid expenses	$ 2,924	$ 1,640	$ 1,109
Withholding taxes	297	336	103
Other current assets		36	14
Total	$ 5,870	$ 2,012	$ 1,226